Expense Example	Prospectus #1 Delaware Emerging Markets Debt Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Emerging Markets Debt Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Emerging Markets Debt Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Emerging Markets Debt Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Emerging Markets Debt Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Emerging Markets Debt Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Emerging Markets Debt Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Emerging Markets Debt Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Emerging Markets Debt Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Emerging Markets Debt Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Emerging Markets Debt Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Emerging Markets Debt Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Emerging Markets Debt Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Emerging Markets Debt Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Emerging Markets Debt Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Emerging Markets Debt Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Strategic Income Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Strategic Income Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Strategic Income Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Strategic Income Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Strategic Income Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Strategic Income Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Strategic Income Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Strategic Income Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Strategic Income Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Strategic Income Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Strategic Income Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Strategic Income Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Strategic Income Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Strategic Income Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Strategic Income Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Strategic Income Fund Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	551	843	1,157	2,044	282	643	1,130	2,473	131	489	872	1,944	81	334	607	1,387	532	847	1,184	2,135	262	646	1,157	2,562	111	493	900	2,038	60	338	636	1,485